Cash and cash equivalents (Details) - EUR (€) € in Millions		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and bank deposits	[1]	€ 5,274	€ 8,871
Money market funds	[2]	3,708	2,130
Cash and cash equivalents as presented in the consolidated statement of financial position		8,982	11,001
Bank overdrafts		(69)	(108)
Cash and cash equivalents as presented in the consolidated statement of cash flows	[3]	8,913	10,893	€ 6,114	€ 11,628
Repurchase agreements and bank deposits		2,502	6,531
Restricted cash and cash equivalents		2,254	1,922
Cash balance that can be used to repay intercompany liabilities		€ 695	€ 800

[1]	Includes bank deposits under repurchase agreements of €2,502 million (2025: €6,531 million).
[2]	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
[3]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €8,982 million (€11,001 million as at 31 March 2025), together with overdrafts of €69 million (€108 million as at 31 March 2025).